Fair Value Measurements - Schedule of Changes in Fair Value of Convertible Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Convertible note at fair value beginning balance	$ 3,283,034	$ 1,712,864
Addition of convertible note		320,002
Convertion of notes into common stock	(20,132,105)	4,208,546
Gain on extinguishment pf debt	15,918,867	837,369
Change in fair value of convertible notes (including OID discount)	16,849,071	(2,096,700)
Reclasification to derivative liability		(92,601)
Convertible note at fair value ending balance		$ 3,283,034